UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    del Rey Global Investors, LLC
Address: 6701 Center Drive West
         Suite 655
         Los Angeles, CA  90045

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald W. Wheeler
Title:     Chief Compliance Officer
Phone:     310-649-1233

Signature, Place, and Date of Signing:

   /s/ Gerald W. Wheeler  Los Angeles, CA  November 14, 2012


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:    $132,009 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


1.  028-01190 Frank Russell Company


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						FORM 13F INFORMATION TABLE
					       del Rey Global Investors, LLC
						 AS OF Sept. 30, 2012


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE

ALCATEL	                        ADR	013904305	  217	196873	SH		Sole		191589	0	 5284
ASTRAZENECA PLC			ADR	046353108	  872	 18219	SH		Sole		 18171	0	   48
BARRICK GOLD CORP		CS	067901108	20339	491541	SH		Sole		172183	0      319358
BHP BILLITON LTD		ADR	088606108	14139	204206	SH		Sole		 72746	0      131460
BP PLC				ADR	055622104	  874	 20634	SH		Sole		 20584	0	   50
CHINA MOBILE HONG KONG LTD	ADR	16941M109	 1204	 21756	SH		Sole		 21701	0	   55
DEUTSCHE BANK AG NAMEN		CS	D18190898	 2493	 57190	SH		Sole		 57155	0	   35
ERICSSON L M TEL CO		ADR	294821608	  848	 92984	SH		Sole		 92754	0	  230
GOLD FIELDS LTD NEW		ADR	38059T106	  764	 59489	SH		Sole		 59348	0	  141
HUANENG PWR INTL INC		ADR	443304100	  865	 28901	SH		Sole		 28831	0	   70
KINROSS GOLD CORP		CS	496902404	10730  1057933	SH		Sole		401642	0      656291
KT CORP				ADR	48268K101	23771  1484110	SH		Sole		522925	0      961185
LLOYDS TSB GROUP PLC		ADR	539439109	  679	272802	SH		Sole		272077	0	  725
MAGNA INTL INC			CS	559222401	 7443	170765	SH		Sole		 59876	0      110889
MAKITA CORP			ADR	560877300	  781	 20215	SH		Sole		 20170	0	   45
NEWMONT MINING CORP		CS	651639106	23630	425082	SH		Sole		154779	0	   65
NEXEN INC			CS	65334H102	 2773	109432	SH		Sole		   682	0      108750
NOVARTIS A G			ADR	66987V109	 1410	 23010	SH		Sole		 22955	0	   55
ROYAL DUTCH SHELL PLC		ADR	780259107	 1286	 18034	SH		Sole		 17989	0	   45
SANOFI-SYNTHELABO		ADR	80105N105	 1482	 34422	SH		Sole		 34335	0	   87
SIEMENS A G			ADR	826197501	 1405	 14032	SH		Sole		 13999	0	   33
SUNCOR ENERGY INC NEW		CS	867224107	13235	400060	SH		Sole		146947	0      253113
TELECOM ITALIA S P A NEW	ADR	87927Y201	  769	 88899	SH		Sole		 88660	0	  239



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